Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Total	ADOMANI, INC. [Member]	Common Stock [Member]	Common Stock [Member] ADOMANI, INC. [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] ADOMANI, INC. [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] ADOMANI, INC. [Member]
Balance at Dec. 31, 2018		$ 7,604,000		$ 1,000		$ 61,628,000		$ (54,025,000)
Balance (in shares) at Dec. 31, 2018				72,732,292,000
Stock based compensation		769,000				769,000
Net loss		(5,153,000)						(5,153,000)
Common stock issued for services		55,000				55,000
Common stock issued for services (in shares)				322,162
Common stock issued for stock options exercised		$ 7,000				7,000
Common stock issued for stock options exercised (in shares)		71,084		71,084,000
Balance at Dec. 31, 2019		$ 3,282,000	$ 100	$ 1,000		62,459,000	$ (192,739)	(59,178,000)
Balance (in shares) at Dec. 31, 2019			1	73,125,538,000
Balance at Dec. 31, 2019	$ (192,739)
Common stock issued for cash		5,425,000				5,425,000
Common stock issued for cash (in shares)				11,500,000,000
Offering costs netted against proceeds		(109,000)				(109,000)
Stock based compensation		347,000				347,000
Net loss	(279,521)	(4,386,000)					(279,521)	(4,386,000)
Common stock issued for services		76,000				76,000
Common stock issued for services (in shares)				545,057,000
Stock And Warrants Issued During Period Value Preferred Stock And Warrants Shares				27,499,985,000
Balance at Dec. 31, 2020	(472,160)	4,635,000	$ 100	$ 1,000	$ 0	68,198,000	(472,260)	$ (63,564,000)
Balance (in shares) at Dec. 31, 2020			1	112,670,580,000
Balance at Dec. 31, 2020	(472,160)
Common stock issued for cash	6,415,110		$ 1,325		6,413,785
Common stock issued for cash (in shares)			142,558,000
Common stock issued in merger		$ 55,738,379		$ 1,127		$ 55,737,252
Common stock issued for merger (in shares)				112,675,558
Post-Merger common stock issued for cash	16,486,210		$ 429		16,485,781
Post-Merger common stock issued for cash (in shares)			42,926,601
Offering costs netted against proceeds	(188,015)		$ 0		(188,015)		0
Stock based compensation	3,414,440				3,414,440
Net loss	(7,652,100)						(7,652,100)
Balance at Dec. 31, 2021	$ 73,741,864		$ 2,981		$ 81,863,243		$ (8,124,360)
Balance (in shares) at Dec. 31, 2021			298,160,160